Consolidated Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2018 € / shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 € / shares	Dec. 31, 2017 USD ($) shares
Current assets:
Accounts receivable - allowance for doubtful accounts | $		$ 9,270		$ 8,008
Long-term assets:
Property, plant and equipment - accumulated depreciation | $		603,430		564,588
Intangible assets - accumulated amortization | $		1,194,679		1,117,423
Other long-term assets - due from related parties | $		24,300		17,713
Current liabilities:
Accrued and other current liabilities - due to related parties | $		5,488		9,028
Long-term liabilities:
Other long-term liabilities - due to related parties | $		$ 0		$ 3,075
Preference shares, 0.01 EUR par value, authorized—450,000 shares, no shares issued and outstanding
Preference shares, par value (in EUR per share) | € / shares	€ 0.01		€ 0.01
Preference shares, shares authorized (in shares)		450,000,000		450,000,000
Preference shares, shares issued (in shares)		0		0
Preference shares, shares outstanding (in shares)		0		0
Financing preference shares, 0.01 EUR par value, authorized—40,000 shares, no shares issued and outstanding
Financing preference shares, par value (in EUR per share) | € / shares	0.01		0.01
Financing preference shares, shares authorized (in shares)		40,000,000		40,000,000
Financing preference shares, shares issued (in shares)		0		0
Financing preference shares, shares outstanding (in shares)		0		0
Common Shares, 0.01 EUR par value, authorized—410,000 shares, issued — 230,829 shares in 2018 and 2017, respectively
Common Shares, par value (in EUR per share) | € / shares	€ 0.01		€ 0.01
Common Shares, shares authorized (in shares)		410,000,000		410,000,000
Common Shares, shares issued (in shares)		230,829,000		230,829,000
Less treasury shares, at cost— 5,320 and 4,272 shares in 2018 and 2017, respectively
Treasury shares (in shares)		5,320,000		4,272,000